Share-based compensation	6 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Share-based compensation

12.	Share-based compensation

Restricted share units granted upon 2024 Plan

On October 31, 2024, the Board of Directors of the Company approved the 2024 Equity Incentive Plan (the “2024 Plan”), under which, the Board of Directors adopt an equity incentive plan for the purpose of attracting and retaining services of the best available personnel, providing additional incentives to employees, officers, directors and external persons, and promoting the success of the Group as a whole. The maximum aggregate number of Class A ordinary shares that may be issued for all purposes under the 2024 Plan shall be 7 million.

The Company granted two traches of restricted share units (“RSUs”) under the 2024 Plan in November 2024 and December 2024, respectively. The RSUs were granted to eligible managements and employees.

On January 19, 2026, the Company’s Board of Directors approved the Third Amended and Restated 2024 Equity Incentive Plan, increasing the number of Class A ordinary shares reserved for issuance under the plan by 7,000,000 shares to an aggregate of 7,360,000 shares. On January 21, 2026, the Company filed a registration statement on Form S-8 with the SEC to register the additional 7,000,000 Class A ordinary shares reserved under the plan. After giving retrospective effect to the one-for-ten share consolidation completed on March 23, 2026, the additional shares registered and the total shares authorized under the plan were equivalent to 700,000 shares and 736,000 shares, respectively. The registration of these shares did not, by itself, constitute the issuance of shares or the granting of share-based awards.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO THE unaudited INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2026

(In U.S. dollars in thousands, except share and per share data

Share-based compensation expenses were allocated to operating expenses as follows:

	For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
General and administrative expenses	$3,526	$18,843
Selling and marketing expenses	724	-
Research and development expenses	258	-
Total share-based compensation expenses	$4,508	$18,843

As of March 31, 2026, the unrecognized compensation cost was nil.

The following table summarized the Group’s restricted share unit activities during the six months ended March 31, 2026.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of October 1, 2025	2,651	$440.40
Granted	700,000	26.69
Vested	(702,651)	28.25
Forfeited	-	-
Unvested as of March 31, 2026 (unaudited)	-	$-